1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313

As filed with the Securities and Exchange Commission on November 13, 2017

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 94	☒

FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 303-7987
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒      immediately upon filing pursuant to paragraph (b) of Rule 485

☐       on (date) pursuant to paragraph (b) of Rule 485

☐       60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐       on (date) pursuant to paragraph (a)(1) of Rule 485

☐       75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐       on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 13th day of November, 2017.

FIRST AMERICAN FUNDS, INC.
By:	/s/ Eric J. Thole
Eric J. Thole, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on November 13, 2017.

SIGNATURE	TITLE

/s/ Eric J. Thole	President
Eric J. Thole

/s/ Jill M. Stevenson	Treasurer (principal financial/accounting officer)
Jill M. Stevenson

*	Director
David K. Baumgardner

*	Director
Mark E. Gaumond

*	Director
Roger A. Gibson

*	Chair
Richard K. Riederer

*	Director
James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact
Richard J. Ertel